Labor expenses (Tables)	6 Months Ended
Jun. 30, 2023
Labor expenses
Schedule of labor expenses

(in millions of euros)	June 30, 2023	June 30, 2022
Wages and employee benefit expenses	(4,548)	(4,241)
o/w French part-time for seniors plans (1)	(225)	62
Others	(75)	(87)
Total labor expenses	(4,624)	(4,329)

(1)	At June 30, 2023 costs relating to the French part-time for seniors plans (Temps Partiel Senior (TPS)) mainly include the effect of the pension reform in France for (257) million euros.

At June 30, 2022 TPS plans included an actuarial gain of 84 million euros arising from the increase of the discount rates' curve in the macroeconomic context.